Financial Instruments with Potential Credit Risk, Cash Deposits (Details) (USD $)	Mar. 31, 2013
Cash, Insured and Uninsured [Abstract]
Cash, FDIC insured amount	$ 250,000
Cash, CDIC insured amount	$ 100,000